S000101570 [Member] Investment Objectives and Goals - Baron Emerging Markets Select ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Baron Emerging Markets Select ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The investment goal of Baron Emerging Markets Select ETF (the “Fund”) is capital appreciation.